Document and Entity Information	Jul. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001633917
Document Type	8-K
Document Period End Date	Jul. 23, 2024
Entity Registrant Name	PayPal Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36859
Entity Tax Identification Number	47-2989869
Entity Address, Address Line One	2211 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	967-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PYPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false